ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED WARRANTY COSTS
Summary of the Company's warranty activity

	Years Ended December 31,
	2023	2024	2025
Beginning balance	$76,677	$75,519	$84,127
Warranty provision	27,944	35,694	70,129
Warranty costs incurred	(21,011)	(20,404)	(24,751)
Foreign exchange effect	(8,091)	(6,682)	8,881
Ending balance	$75,519	$84,127	$138,386